Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000034886
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Fund Shares
Trading Symbol	USCBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$29	0.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 474,980,000
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

C000220629
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Institutional Shares
Trading Symbol	UCBIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 474,980,000
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

C000220628
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Class A
Trading Symbol	UXABX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 474,980,000
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

C000114652
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Aggressive Fund
Class Name	Fund Shares
Trading Symbol	UCAGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 401,789,000
Holdings Count | Holding	390
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$401,789
Number of Holdings	390
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	8.1%
Schwab Fundamental International Equity ETF	7.6%
Vanguard FTSE Developed Markets ETF	7.2%
Vanguard S&P 500 ETF	4.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Schwab Fundamental Emerging Markets Equity ETF	3.2%
iShares Core S&P 500 ETF	2.8%
Apple, Inc.	2.4%
NVIDIA Corp.	2.4%
Vanguard Real Estate ETF	2.3%

C000114650
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Conservative Fund
Class Name	Fund Shares
Trading Symbol	USCCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 209,142,000
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$209,142
Number of Holdings	22
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Core Plus Intermediate Bond Fund, Institutional Shares	23.4%
VictoryShares Short-Term Bond ETF	14.6%
Victory Government Securities Fund, Institutional Shares	12.5%
VictoryShares Core Intermediate Bond ETF	8.8%
Victory Income Fund, Institutional Shares	8.3%
Victory Market Neutral Income Fund, Institutional Shares	4.7%
Victory High Income Fund, Institutional Shares	4.5%
Victory 500 Index Fund, Reward Shares	4.0%
Victory International Fund, Institutional Shares	3.5%
Victory Target Managed Allocation Fund	2.4%

C000114653
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Equity Fund
Class Name	Fund Shares
Trading Symbol	UCEQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 247,526,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$247,526
Number of Holdings	19
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory 500 Index Fund, Reward Shares	20.4%
Victory International Fund, Institutional Shares	16.5%
VictoryShares International Value Momentum ETF	9.8%
VictoryShares WestEnd U.S. Sector ETF	7.9%
Victory Nasdaq-100 Index Fund, Class R6	7.5%
Victory Target Managed Allocation Fund	6.1%
VictoryShares US Value Momentum ETF	5.5%
VictoryShares Free Cash Flow ETF	5.3%
Victory Emerging Markets Fund, Institutional Shares	5.2%
VictoryShares Emerging Markets Value Momentum ETF	5.1%

C000034874
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderate Fund
Class Name	Fund Shares
Trading Symbol	USBSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,155,819,000
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,155,819
Number of Holdings	195
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	22.8%
VictoryShares Core Plus Intermediate Bond ETF	6.3%
Schwab Fundamental International Equity ETF	5.0%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard S&P 500 ETF	2.7%
Schwab Fundamental Emerging Markets Equity ETF	2.4%
iShares Core U.S. Aggregate Bond ETF	1.9%
Vanguard Real Estate ETF	1.8%
VictoryShares Short-Term Bond ETF	1.8%
iShares Core S&P Small-Cap ETF	1.6%

C000034896
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Aggressive Fund
Class Name	Fund Shares
Trading Symbol	USCRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,778,946,000
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,778,946
Number of Holdings	345
Portfolio Turnover	38%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	18.0%
Vanguard FTSE Developed Markets ETF	7.1%
VictoryShares Core Plus Intermediate Bond ETF	4.5%
Schwab Fundamental International Equity ETF	4.2%
Vanguard S&P 500 ETF	3.4%
Schwab Fundamental Emerging Markets Equity ETF	2.4%
Vanguard Real Estate ETF	2.1%
iShares Core MSCI Emerging Markets ETF	2.0%
iShares MSCI International Quality Factor ETF	2.0%
Apple, Inc.	1.9%

C000114651
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Conservative Fund
Class Name	Fund Shares
Trading Symbol	UCMCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 183,508,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$183,508
Number of Holdings	127
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	27.4%
VictoryShares Core Plus Intermediate Bond ETF	8.2%
Schwab Fundamental International Equity ETF	4.8%
iShares Core U.S. Aggregate Bond ETF	3.3%
Vanguard FTSE Developed Markets ETF	2.8%
Vanguard S&P 500 ETF	2.5%
VictoryShares Short-Term Bond ETF	2.3%
Schwab Fundamental Emerging Markets Equity ETF	2.3%
VictoryShares WestEnd Economic Cycle Bond ETF	2.0%
Vanguard Real Estate ETF	2.0%

C000034897
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Fund Shares
Trading Symbol	USEMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.52%
AssetsNet	$ 535,391,000
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	41.00%
C000066846
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	UIEMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
AssetsNet	$ 535,391,000
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	41.00%
C000158652
Shareholder Report [Line Items]
Fund Name	Victory Global Equity Income Fund
Class Name	Fund Shares
Trading Symbol	UGEIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 64,375,000
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$64,375
Number of Holdings	123
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Energy	4.4%
Utilities	6.1%
Consumer Discretionary	6.3%
Materials	9.3%
Consumer Staples	10.0%
Health Care	10.0%
Industrials	13.9%
Information Technology	15.4%
Financials	21.2%

C000034899
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Fund Shares
Trading Symbol	USGNX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.52%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,071,552,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000159210
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Institutional Shares
Trading Symbol	UIGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$21	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,071,552,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000175754
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Class R6
Trading Symbol	URGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$19	0.36%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,071,552,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000034866
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Fund Shares
Trading Symbol	USBLX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 843,850,000
Holdings Count | Holding	760
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

C000220606
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Institutional Shares
Trading Symbol	UGTIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 843,850,000
Holdings Count | Holding	760
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

C000220607
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class A
Trading Symbol	UGTAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 843,850,000
Holdings Count | Holding	760
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

C000220605
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class C
Trading Symbol	UGTCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$82	1.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
AssetsNet	$ 843,850,000
Holdings Count | Holding	760
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

C000034872
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Fund Shares
Trading Symbol	USIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
AssetsNet	$ 2,680,136,000
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	15.00%
C000066841
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Institutional Shares
Trading Symbol	UIIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,680,136,000
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	15.00%
C000204424
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Class R6
Trading Symbol	URITX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,680,136,000
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	15.00%
C000034877
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Fund Shares
Trading Symbol	USNYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.66%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 124,449,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

C000220622
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Institutional Shares
Trading Symbol	UNYIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$32	0.63%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 124,449,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

C000220621
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Class A
Trading Symbol	UNYBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 124,449,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

C000034879
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Fund Shares
Trading Symbol	USAGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$71	1.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.15%
AssetsNet	$ 568,330,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

C000066842
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Institutional Shares
Trading Symbol	UIPMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$63	1.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.02%
AssetsNet	$ 568,330,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

C000220623
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Class A
Trading Symbol	UPMMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.35%
AssetsNet	$ 568,330,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

C000034893
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Fund Shares
Trading Symbol	USAWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,438,314,000
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	15.00%
C000159208
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Institutional Shares
Trading Symbol	UIWGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,438,314,000
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	15.00%
C000220633
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Class A
Trading Symbol	USWGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.38%
AssetsNet	$ 1,438,314,000
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	15.00%
C000158651
Shareholder Report [Line Items]
Fund Name	Victory Target Managed Allocation Fund
Class Name	Fund Shares
Trading Symbol	UTMAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 499,552,000
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$499,552
Number of Holdings	308
Portfolio Turnover	117%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	2.4%
Materials	4.2%
Consumer Staples	4.3%
Real Estate	5.9%
Communication Services	7.3%
Industrials	8.2%
Consumer Discretionary	9.5%
Health Care	10.2%
Financials	10.7%
Information Technology	28.3%

C000034870
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Fund Shares
Trading Symbol	USATX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 3,166,211,000
Holdings Count | Holding	1,066
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

C000220612
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Institutional Shares
Trading Symbol	UITIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,166,211,000
Holdings Count | Holding	1,066
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

C000220611
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Class A
Trading Symbol	UTEIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 3,166,211,000
Holdings Count | Holding	1,066
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

C000034873
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Fund Shares
Trading Symbol	USTEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,738,188,000
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

C000220617
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Institutional Shares
Trading Symbol	ULTIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,738,188,000
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

C000220616
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Class A
Trading Symbol	UTELX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,738,188,000
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

C000034881
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Fund Shares
Trading Symbol	USSTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.46%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 677,886,000
Holdings Count | Holding	366
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

C000220626
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Institutional Shares
Trading Symbol	USTIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$21	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 677,886,000
Holdings Count | Holding	366
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

C000220625
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Class A
Trading Symbol	UTESX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 677,886,000
Holdings Count | Holding	366
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

C000034887
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Money Market Fund
Class Name	Fund Shares
Trading Symbol	USEXX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 446,639,000
Holdings Count | Holding	50
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$446,639
Number of Holdings	50
7 Day Net Yield	2.69%

Holdings [Text Block]

Top Industries (% of Net Assets)

Value	Value
Education	3.4%
Higher Education	3.6%
Facilities	4.5%
Transportation	4.5%
Water	4.6%
Power	5.5%
Multifamily Housing	7.0%
Pollution	9.2%
Medical	20.0%
Development	33.1%

C000034889
Shareholder Report [Line Items]
Fund Name	Victory Treasury Money Market Trust
Class Name	Fund Shares
Trading Symbol	UATXX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 873,305,000
Holdings Count | Holding	12
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$873,305
Number of Holdings	12
7 Day Net Yield	4.93%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
U.S. Treasury Obligations	56.5%
Repurchase Agreements	43.3%

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000034891
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Fund Shares
Trading Symbol	USVAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.59%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 523,528,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%

C000220632
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Institutional Shares
Trading Symbol	UVAIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 523,528,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%

C000220631
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Class A
Trading Symbol	UVABX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 523,528,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%